Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		80 Months Ended	83 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and Administrative	27,544	60,830	379,326	786,909	1,939,502	1,967,043
Public Relations	0	0	0	0	219,890	219,890
Amrotization of Debt Discount	0	0	0	0	120,000	120,000
Professional Fees	16,867	21,597	48,667	49,903	335,075	351,942
Officer's Salary	58,989	55,650	267,120	210,000	1,603,514	1,662,503
Contract Settlement	0	0	0	0	107,143	107,143
Research and Development	155,283	0	465,293	250,598	1,302,009	1,457,292
Total Operating Expenses	258,683	138,077	1,160,406	1,297,410	5,627,133	5,885,813
Loss from Operations	(258,683)	(138,077)	(1,160,406)	(1,297,410)	(5,627,133)	(5,885,813)
Other Income/(Expenses)
Other income	0	0	3,000	2,100	7,881	7,881
Interest income	47	45	192	0	192	239
Change in fair value of embedded derivative liability	0	0	0	0	0	(2,790,185)
Change in fair value of embedded derivative liability- related party	0	0	0	0	0	119,485
Interest expense	(16,625)	0	(45,707)	0	(147,913)	(164,538)
Total Other Income/(Expenses)	(16,578)	45	(42,515)	2,100	(2,810,540)	(2,827,118)
Net (Income) Loss before Provision for Income Taxes	(275,261)	(138,032)	(1,202,921)	(1,295,310)	(8,437,673)	(8,712,931)
Provision for Income Taxes	0	0	0	0	0	0
Net Income (Loss)	$ (275,261)	$ (138,032)	$ (1,202,921)	$ (1,295,310)	$ (8,437,673)	$ (8,712,931)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares outstanding during the period - Basic and Diluted	603,980,849	587,939,504	596,143,581	572,708,020